UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            June 30, 2000

Check here if Amendment [    ]; Amendment Number: ____
      This Amendment (Check only one.):   [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Citicorp Trust, N.A. (Florida)
Address:   400 Royal Palm Way
           Palm Beach, Florida 33480

Form 13F File Number:              28-7572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Kindred
Title:     President
Phone:     (561) 653-3109

Signature, Place, and Date of Signing:

/s/ John Kindred             Palm Beach, Florida            August 1, 2000
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Report Type (Check only one.):

[ ]   13F  HOLDINGS  REPORT.   (Check  here  if  all  holdings  of  this
      reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.